Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,070	$ 4,044
60-89 Days Past Due	1,305	1,839
90 Days or Greater	8,072	16,319
Total Past Due	13,447	22,202
Current	847,794	793,351
Total Loans	861,241	815,553
Past Due 90 Days and Accruing		80
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	105	31
60-89 Days Past Due		72
90 Days or Greater	443	553
Total Past Due	548	656
Current	115,327	100,005
Total Loans	115,875	100,661
Past Due 90 Days and Accruing
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	655	1,000
60-89 Days Past Due	201	533
90 Days or Greater	2,098	6,794
Total Past Due	2,954	8,327
Current	440,892	426,481
Total Loans	443,846	434,808
Past Due 90 Days and Accruing		80
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,140	2,843
60-89 Days Past Due	1,084	1,214
90 Days or Greater	5,531	8,527
Total Past Due	9,755	12,584
Current	240,936	238,014
Total Loans	250,691	250,598
Past Due 90 Days and Accruing
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		43
60-89 Days Past Due
90 Days or Greater		416
Total Past Due		459
Current	39,964	19,218
Total Loans	39,964	19,677
Past Due 90 Days and Accruing
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	170	127
60-89 Days Past Due	20	20
90 Days or Greater		29
Total Past Due	190	176
Current	10,675	9,633
Total Loans	10,865	9,809
Past Due 90 Days and Accruing